Repurchase of Ordinary Shares	12 Months Ended
Dec. 31, 2023
Repurchase of Ordinary Shares
Repurchase of Ordinary Shares

19. Repurchase of Ordinary Shares

The board of directors has approved its share repurchase program in November 2018 and made subsequent modifications. On March 31, 2021, the board of directors approved changes to the share repurchase program, increasing the aggregate value of shares that may be repurchased from US$500 million to US$1 billion and extending the effective time by two years through June 30, 2023. The Company funded the repurchases out of its existing cash balance. As of December 31, 2021, the Company purchased an aggregate of 36,074,242 ADSs at an average purchase price of US$25.21, including repurchase commissions, which had been fully paid as of December 31, 2021.

On November 17, 2022, the board of directors approved further changes to the share repurchase program, increasing the aggregate value of shares that may be repurchased from US$1 billion to US$1.5 billion and extending the effective time by one year through June 30, 2024. The Company funded the repurchases out of its existing cash balance. As of December 31, 2023, the Company purchased an aggregate of 42,501,325 ADSs at an average purchase price of US$25.01, including repurchase commissions, which had been fully paid as of December 31, 2023.